As filed with the Securities and Exchange Commission on March 29, 2012.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 103	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 104

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
JNL Series Trust	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 27, 2012 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 103, is to designate a new effective date of the Post-Effective Amendment No. 102, which was filed on March 2, 2012 (Accession No. 0000933691-12-000017). Parts A, B and C of Post-Effective Amendment No. 102 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 29th day of March, 2012.

JNL SERIES TRUST
By:	/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee* Michael Bouchard Trustee	March 29, 2012

/s/ William Crowley by Susan S. Rhee* William Crowley Trustee	March 29, 2012

/s/ Dominic D’Annunzio by Susan S. Rhee* Dominic D’Annunzio Trustee	March 29, 2012

/s/ Michelle Engler by Susan S. Rhee* Michelle Engler Trustee	March 29, 2012

/s/ James Henry by Susan S. Rhee* James Henry Trustee	March 29, 2012

/s/ Daniel W. Koors by Susan S. Rhee* Daniel W. Koors Vice President, Chief Financial Officer and Treasurer	March 29, 2012

/s/ Richard D. McLellan by Susan S. Rhee* Richard D. McLellan Trustee	March 29, 2012

/s/ Mark D. Nerud by Susan S. Rhee* Mark D. Nerud President and Trustee	March 29, 2012

/s/ William R. Rybak by Susan S. Rhee* William R. Rybak Trustee	March 29, 2012

/s/ Patricia A. Woodworth by Susan S. Rhee* Patricia A. Woodworth Trustee	March 29, 2012

* By Susan S. Rhee, Attorney In Fact